BASIS OF PRESENTATION - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended			12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021	Sep. 20, 2021 manager $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
schedule of Organization And Business Operations Plan [Line Items]
Warrants held by Nerdy Inc. (in shares)	22,000	22,000			22,000	22,000	22,000	22,000
Shares agreed to forfeit if threshold not achieved (in shares)				8,000
Earnouts held by Nerdy Inc. (in shares)	36,000	36,000			36,000	36,000		36,000
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization | $					$ 0		$ 5,726	$ 23,546	$ 24,663	$ 22,439
Exchange ratio in reverse recapitalization				0.64
Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	150,941,000	149,900,000		79,233,000	150,941,000	149,900,000		149,900,000	149,900,000
Economic interest, LLC ownership percentage	100.00%	100.00%				100.00%
Earnout Shares
schedule of Organization And Business Operations Plan [Line Items]
Shares agreed to forfeit if threshold not achieved (in shares)				8,000,000
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date				5 years
Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Outstanding, warrants (in shares)				2,052,000
Common units, outstanding (in units)				157,846,000					54,761
Ratio maintained between number of shares of Class A and Class B Common Stock	1				1
Number of board managers | manager				5
Number of board managers designated by Nerdy Inc. | manager				3
Number of board managers designated by holders of OpCo unit holders | manager				2
Reverse recapitalization, transaction expense | $							3,834	$ 29,636	$ 1,288
Payment of transaction expense | $					$ 0		444
Nerdy LLC | Other Assets
schedule of Organization And Business Operations Plan [Line Items]
Reverse recapitalization, transaction expense | $							1,788
Nerdy LLC | General and administrative expenses
schedule of Organization And Business Operations Plan [Line Items]
Reverse recapitalization, transaction expense | $							$ 2,046	$ 9,602
OpCo Warrants
schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Nerdy Inc.
schedule of Organization And Business Operations Plan [Line Items]
Ratio maintained between number of shares of Class A and Class B Common Stock	1				1
Nerdy Inc. | Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	80,035,000	79,271,000		0	80,035,000	79,271,000		79,271,000	79,271,000
Economic interest, LLC ownership percentage	53.00%	52.90%			53.00%			52.90%
Legacy Nerdy Holders | Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	70,906,000	70,629,000		0	70,906,000	70,629,000		70,629,000	70,629,000
Economic interest, LLC ownership percentage	47.00%	47.10%	47.10%
Warrant To Purchase Class A Common Stock
schedule of Organization And Business Operations Plan [Line Items]
Outstanding, warrants (in shares)				17,281,000
Class A Common Stock
schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)		83,913,000		83,875,000		83,913,000		83,913,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Class A Common Stock | Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Economic interest, LLC ownership percentage		52.90%						52.90%
Class A Common Stock | Nerdy Inc. | Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	80,035,000				80,035,000
Economic interest, LLC ownership percentage	53.00%
Class A Common Stock | Legacy Nerdy Holders | Nerdy Inc.
schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)				79,233,000
Economic interest, Company ownership percentage	100.00%			100.00%	100.00%
Class A Common Stock | Warrant To Purchase Class A Common Stock
schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Right to purchase common stock in private placement (in shares)				1
Class A Common Stock | Private Placement And Public Warrants
schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Right to purchase common stock in private placement (in shares)				1
Class A Common Stock | FPA Warrants
schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Right to purchase common stock in private placement (in shares)				1
Class B Common Stock
schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)		73,987,000		73,971,000		73,987,000		73,987,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Class B Common Stock | OpCo Warrants
schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)				1
Class B Common Stock | Legacy Nerdy Holders | Nerdy LLC
schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)				70,613,000
Common units, outstanding (in units)	70,906,000	70,629,000			70,906,000	70,629,000		70,629,000
Economic interest, LLC ownership percentage					47.00%
Class B Common Stock | Legacy Nerdy Holders | Nerdy Inc.
schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)		70,906,000				70,906,000		70,906,000